Summary of Finance Receivables (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2011
Receivables [Abstract]
Principal Balances	$ 1,707,051	$ 1,601,710	$ 1,566,492	$ 1,466,680
Accrued Interest	15,366	16,414		12,971
Loan Origination Costs	17,123	16,498		15,689
Finance Receivables	$ 1,739,540	$ 1,634,622		$ 1,495,340